UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09837
Investment Company Act File Number
Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.7%

Security	Shares	Value

Aerospace & Defense — 3.2%
BE Aerospace, Inc.(1)	269,000	$2,601,230
Goodrich Corp.	21,000	811,860

		$3,413,090

Airlines — 0.4%
UAL Corp.(1)(2)	45,000	$424,800

		$424,800

Auto Components — 0.0%
Goodyear Tire & Rubber Co.(1)	100	$617

		$617

Beverages — 1.1%
Central European Distribution Corp.(1)(2)	100	$1,210
Heckmann Corp.(1)(2)	231,000	1,196,580

		$1,197,790

Biotechnology — 3.4%
Biogen Idec, Inc.(1)	8,126	$395,330
Genzyme Corp.(1)	45,578	3,141,236

		$3,536,566

Capital Markets — 2.3%
Aberdeen Asset Management PLC	70,620	$131,210
Goldman Sachs Group, Inc.	100	8,073
MF Global, Ltd.(1)(2)	852,000	2,300,400

		$2,439,683

Chemicals — 7.7%
CF Industries Holdings, Inc.	11,200	$526,400
Lubrizol Corp.	63,000	2,149,560
Monsanto Co.	12,479	949,153
Mosaic Co. (The)	28,000	998,760
NewMarket Corp.	53,000	1,669,500
Potash Corp. of Saskatchewan, Inc.	3	225
Syngenta AG	9,300	1,798,527

		$8,092,125

Commercial Banks — 0.0%
KeyCorp	500	$3,640

		$3,640

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	27,500	$857,725

		$857,725

Communications Equipment — 3.0%
Nortel Networks Corp.(1)	1,000	$95
Polycom, Inc.(1)	500	7,025
Research In Motion, Ltd.(1)	57,494	3,185,168
Riverbed Technology, Inc.(1)	1,000	10,150

		$3,202,438

Security	Shares	Value

Computers & Peripherals — 0.0%
Apple, Inc.(1)	10	$901
Synaptics, Inc.(1)	150	3,535

		$4,436

Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	1,000	$11,260
Granite Construction, Inc.(2)	49,500	1,743,390
KBR, Inc.	1,000	14,160
Perini Corp.(1)	3,539	73,788

		$1,842,598

Consumer Finance — 3.5%
American Express Co.	65,000	$1,087,450
SLM Corp.(1)(2)	227,173	2,601,131

		$3,688,581

Diversified Consumer Services — 3.7%
Capella Education Co.(1)	100	$5,533
Corinthian Colleges, Inc.(1)	60,000	1,120,800
H&R Block, Inc.	133,000	2,757,090

		$3,883,423

Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.(1)	100	$5,693
KKR Financial Holdings LLC	100	142

		$5,835

Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR(1)	39	$118

		$118

Electrical Equipment — 1.9%
GrafTech International, Ltd.(1)	253,000	$2,026,530
Vestas Wind Systems A/S(1)	33	1,589

		$2,028,119

Electronic Equipment, Instruments & Components — 0.5%
IPG Photonics Corp.(1)	100	$961
National Instruments Corp.	25,000	536,750

		$537,711

Energy Equipment & Services — 1.2%
Pride International, Inc.(1)	81,176	$1,308,557

		$1,308,557

Food & Staples Retailing — 1.1%
Shoppers Drug Mart Corp.	64	$2,368
Supervalu, Inc.	67,000	1,175,180

		$1,177,548

Health Care Equipment & Supplies — 3.5%
Kinetic Concepts, Inc.(1)	18,493	$445,681
Parexel International Corp.(1)	69,000	682,410
Thoratec Corp.(1)	88,625	2,567,466

		$3,695,557

Health Care Providers & Services — 2.5%
Catalyst Health Solutions, Inc.(1)	23,100	$508,662
CIGNA Corp.	62,000	1,076,320
DaVita, Inc.(1)	22,000	1,034,000
Henry Schein, Inc.(1)	1,000	37,430

		$2,656,412

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.2%
Scientific Games Corp., Class A(1)	97,000	$1,219,290
Starbucks Corp.(1)	500	4,720

		$1,224,010

Household Durables — 0.0%
Standard Pacific Corp.(1)	100	$141

		$141

Industrial Conglomerates — 0.0%
McDermott International, Inc.(1)	200	$2,074

		$2,074

Insurance — 7.6%
Admiral Group PLC	42,000	$544,583
Allied World Assurance Holdings, Ltd.	60,000	2,262,000
Fairfax Financial Holdings, Ltd.(2)	2,600	846,768
Fidelity National Financial, Inc., Class A	158,765	2,321,144
First American Corp.	51,996	1,135,593
HCC Insurance Holdings, Inc.	36,000	842,760
MetLife, Inc.	100	2,873
Progressive Corp.(1)	400	4,860

		$7,960,581

Internet & Catalog Retail — 1.7%
HSN, Inc.(1)	100	$475
Priceline.com, Inc.(1)(2)	26,750	1,794,658

		$1,795,133

Internet Software & Services — 4.3%
Ariba, Inc.(1)	1,000	$7,640
DealerTrack Holdings, Inc.(1)	1,000	11,390
Equinix, Inc.(1)(2)	53,000	2,827,550
Google, Inc., Class A(1)	3,100	1,049,443
MercadoLibre, Inc.(1)(2)	46,000	616,860
Move, Inc.(1)	1,013	1,712

		$4,514,595

IT Services — 2.6%
Euronet Worldwide, Inc.(1)	138,000	$1,386,900
MasterCard, Inc., Class A	9,000	1,222,020
TeleTech Holdings, Inc.(1)	1,000	8,090
WNS Holdings, Ltd. ADR(1)	52	338
Wright Express Corp.(1)	10,000	116,600

		$2,733,948

Machinery — 0.0%
Energy Recovery, Inc.(1)	100	$625
Hansen Transmissions International NV(1)	500	769

		$1,394

Media — 4.7%
Central European Media Enterprises, Ltd., Class A(1)	29,096	$286,887
Liberty Media Corp.(1)	162,000	2,972,700
McGraw-Hill Co., Inc. (The)	51,000	1,121,490
Virgin Media, Inc.	127,000	576,580

		$4,957,657

Metals & Mining — 1.5%
Centerra Gold, Inc.(1)	1,000	$4,257
Gammon Gold, Inc.(1)	90,000	589,500
Schnitzer Steel Industries, Inc.	500	19,635
Silver Wheaton Corp.(1)	1,000	6,530
Steel Dynamics, Inc.	89,000	945,180

		$1,565,102

Security	Shares	Value

Multiline Retail — 1.1%
Big Lots, Inc.(1)	87,000	$1,170,150

		$1,170,150

Oil, Gas & Consumable Fuels — 5.9%
Centennial Coal Co., Ltd.	2,000	$3,491
Continental Resources, Inc.(1)	1,000	20,670
Enbridge Energy Management, LLC(1)	11,500	351,095
Enbridge Energy Partners, LP.	21,800	691,060
Goodrich Petroleum Corp.(1)(2)	47,848	1,382,807
Paladin Energy, Ltd.(1)	770,000	1,450,520
Patriot Coal Corp.(1)	500	2,565
Petrohawk Energy Corp.(1)	68,000	1,340,280
Petroleo Brasileiro S.A. ADR	1,000	26,200
W&T Offshore, Inc.	1,000	12,570
Walter Industries, Inc.	53,000	977,320

		$6,258,578

Personal Products — 0.0%
Bare Escentuals, Inc.(1)	1,000	$3,630
Herbalife, Ltd.	86	1,764

		$5,394

Pharmaceuticals — 0.4%
Abbott Laboratories	100	$5,544
Perrigo Co.	14,000	410,900

		$416,444

Real Estate Investment Trusts (REITs) — 3.6%
Annaly Capital Management, Inc.	234,123	$3,544,622
Chimera Investment Corp.	79,463	262,228

		$3,806,850

Semiconductors & Semiconductor Equipment — 3.8%
Atheros Communications, Inc.(1)	37,000	$444,370
Broadcom Corp., Class A(1)	30,000	475,500
Cavium Networks, Inc.(1)(2)	100	910
Cypress Semiconductor Corp.(1)	300,000	1,353,000
MEMC Electronic Materials, Inc.(1)	38,100	518,160
NVIDIA Corp.(1)	63,500	504,825
Tessera Technologies, Inc.(1)	58,000	682,080

		$3,978,845

Software — 1.8%
Check Point Software Technologies, Ltd.(1)	39,000	$884,130
Electronic Arts, Inc.(1)	66,000	1,019,040

		$1,903,170

Specialty Retail — 7.2%
Advance Auto Parts, Inc.	82,085	$2,686,642
Best Buy Co., Inc.	57,000	1,597,140
CarMax, Inc.(1)	500	4,135
GameStop Corp., Class A(1)	66,000	1,635,480
Urban Outfitters, Inc.(1)	103,000	1,604,740

		$7,528,137

Textiles, Apparel & Luxury Goods — 2.3%
Gildan Activewear, Inc.(1)(2)	226,400	$2,413,424

		$2,413,424

Thrifts & Mortgage Finance — 0.0%
BankUnited Financial Corp., Class A	94	$24

		$24

Trading Companies & Distributors — 0.0%
WESCO International, Inc.(1)	1,000	$18,420

Security	Shares	Value

		$18,420

Transportation Infrastructure — 1.5%
Aegean Marine Petroleum Network, Inc.	76,500	$1,308,915
Werner Enterprises, Inc.	16,000	240,000

		$1,548,915

Water Utilities — 2.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	113,240	$2,455,043

		$2,455,043

Wireless Telecommunication Services — 2.6%
Crown Castle International Corp. (1)	138,000	$2,693,760
Philippine Long Distance Telephone Co. ADR	1,000	44,250

		$2,738,010

Total Common Stocks (identified cost $108,898,029)		$102,993,408

Investment Funds — 0.0%

Security	Shares	Value

Capital Markets — 0.0%
India Fund, Inc.	1,000	$16,970

Total Investment Funds (identified cost $39,533)		$16,970

Short-Term Investments — 24.6%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(3)	$9,248	$9,247,651
Eaton Vance Cash Collateral Fund, LLC, 2.07%(3)(4)	16,636	16,635,730

Total Short-Term Investments (identified cost $25,889,304)		$25,883,381

Total Investments — 122.3% (identified cost $134,826,866)		$128,893,759

Other Assets, Less Liabilities — (22.3)%		$(23,529,505)

Net Assets — 100.0%		$105,364,254

ADR	- American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. For the fiscal year to date ended January 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $146,828, and net income allocated from the investment in Cash Management Portfolio was $14,483.

(4)	The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at January 31, 2009. At January 31, 2009, the investment in Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At January 31, 2009 the Portfolio loaned securities having a market value of $15,387,108 and received $16,557,863 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $16,557,863 to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,058,511

Gross unrealized appreciation	$9,036,034
Gross unrealized depreciation	(18,200,786)

Net unrealized depreciation	$(9,164,752)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$109,777,860
Level 2	Other Significant Observable Inputs	19,115,899
Level 3	Significant Unobservable Inputs	—

Total		$128,893,759

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

&

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009